Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Current:
Foreign	$ 59	$ 54	$ 47
Domestic-federal	2	43	98
Domestic-state	(1)	(13)	3
Deferred:
Foreign	(39)	12	(3)
Domestic-federal	(109)	11	(14)
Domestic-state	(1)	5	4
Income tax provision	$ (89)	$ 112	$ 135